Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2010
Debt And Capital Lease Obligations
Debt And Capital Lease Obligations

14. DEBT AND CAPITAL LEASE OBLIGATIONS

We have short-term committed financing arrangements renewable annually of approximately $66.5 million at December 31, 2010, of which there were no short-term borrowings outstanding at December 31, 2010. Of the $66.5 million committed short-term financing arrangements, $34.5 million is unavailable because it relates to the issuance of third party letters of credit. Interest rates are negotiated at the time of the borrowings.

We have long-term committed financing arrangements of approximately $302.3 million at December 31, 2010, of which $24.0 million is outstanding. Of the $302.3 million committed long-term financing arrangements, $124.7 million is unavailable because it relates to the issuance of third party letters of credit. We pay commitment fees of up to 1.0 percent on the committed loan agreements.

Our solar energy systems for which we have short-term debt, capital lease and finance obligations are included in separate legal entities. The short-term debt, capital lease and finance obligations of $33.6 million, $125.7 million and $495.9 million, respectively, except for $36.7 million of finance obligations, have recourse to those separate legal entities but no recourse to the MEMC parent or SunEdison parent under the terms of the applicable agreements. The recourse finance obligations above are fully collateralized by the related solar energy system assets. These obligations may also include limited guarantees by the MEMC parent or SunEdison parent legal entities related to operations, maintenance and certain indemnities.

Debt (including consolidated VIEs) and capital leases outstanding consist of the following:

	As of December 31, 2010	As of December 31, 2009
In millions
Short-term debt:
Solar energy systems, weighted average interest rate of 6.13%	$33.6	$—

Long-term debt and capital leases:
Solar energy systems:
Capital lease obligations	$125.7	$140.9
Finance obligations	495.9	245.1
Long-term notes	24.0	25.4
Capital leases for equipment and other debt	3.5	5.2

Total long-term debt and capital leases	649.1	416.6
Less current portion	38.5	32.2

Long-term portion	$610.6	$384.4

Short-term debt – Solar Energy Systems

In the first nine months of 2010, a commercial bank acquired a 50% ownership a certain SunEdison project entity which SunEdison consolidates. The bank had provided debt financing for the construction phase of a solar energy system, with an outstanding balance at December 31, 2010 of $21.2 million. The financing obligation was repaid upon the sale of the project entity, which occurred in January of 2011.

On December 17, 2010, SunEdison entered into a construction financing revolving credit agreement that is non recourse to the MEMC parent and SunEdison parent. The agreement provides for a $50.0 million revolving credit facility for construction of solar energy systems and has a term of three years. Interest on borrowings under the agreement will be based on election at LIBOR plus an applicable margin (currently 4.00%) or at a defined prime rate plus an applicable margin (currently 3.00%). The agreement also provides for us to pay various fees, including a commitment fee (currently 1.00%) on the lenders' commitments. As this agreement is non recourse, the covenants relate specifically to the collateral amounts and transfer of right restrictions. As of December 31, 2010, there was $12.6 million outstanding on the construction revolver and a maturity of less than six months.

Lease Obligations – Solar Energy Systems

We are party to master lease agreements that provide for the sale and simultaneous leaseback of certain solar energy systems constructed by us. The aggregate remaining open funding commitments under these master lease agreements at December 31, 2010, were $39.9 million. Generally, the terms of the leases are 25 years with certain leases providing terms as low as 10 years and provide for an early buyout option. The specified rental payments are based on projected cash flows that the solar energy system will generate.

Leasebacks that are not accounted for under real estate accounting are classified as capital lease obligations. Leasebacks accounted for under real estate accounting are classified as finance obligations.

Finance Obligations – Solar Energy Systems

As more fully described in Note 2, Revenue Recognition, in certain transactions we account for the proceeds of sale leasebacks as financing. Generally, the solar energy systems subject to the financing collateralizes the obligation. The structure of the repayment terms under the lease results in negative amortization throughout the financing period and we therefore account for all payments as interest expense. The balance outstanding for sale leaseback transactions accounted for as financing as of December 31, 2010 is $337.8 million. The maturities range from 2021 to 2035 and are collateralized by the related solar energy system assets with a carrying amount of $252.2 million.

Also included within finance obligations are traditional and other debt financed solar energy systems with an outstanding balance as of December 31, 2010 of $158.1 million. Of the $158.1 million, $117.3 million relates to variable rate debt with interest rates that are tied to the Euro Interbank Offer Rate and the Canadian Deposit Offering Rate. The variable interest rates have been hedged by our outstanding interest rate swaps as noted in Note 7. The interest rates on the remaining traditional debt and other financing range from 5.25% to 11.11%. The maturities range from 2011 to 2030 and are collateralized by the related solar energy system assets with a carrying amount of $144.2 million.

Long-term Notes

Long-term notes at December 31, 2010 totaling $24.0 million owed to a bank by our Japanese subsidiary are guaranteed by us and are secured by the land, buildings and machinery and equipment of our Japanese subsidiary. These loans mature in years ranging from 2011 to 2017. Such guarantees would require us to satisfy the loan obligations in the event that the Japanese subsidiary failed to pay such debt in accordance with its stated terms.

Corporate Revolving Credit Facility

On December 23, 2009, we entered into a corporate revolving credit agreement with several U.S. banks and such other lending institutions as may from time to time become lenders (the "Corporate Credit Facility"). The Corporate Credit Facility provides for a $250.0 million revolving credit facility and has a term of three years. This facility contains an accordion feature, allowing us to request an increase in the size of the facility, up to an aggregate of $400.0 million, upon terms to be agreed upon by the parties at the time of such request. During 2010, as well as in February of 2011, the Corporate Credit Facility was amended to add more favorable liquidity terms and modify measurement dates thereof through June 30, 2011.

Interest on borrowings under the Corporate Credit Facility, as amended, will be based on our election at LIBOR plus an applicable margin (currently 2.50%) or at a defined prime rate plus an applicable margin (currently 1.50%). The Corporate Credit Facility also provides for us to pay various fees, including a commitment fee (currently 0.50%) on the lenders' commitments. The Corporate Credit Facility contains certain covenants including covenants relating to a consolidated interest charge ratio, consolidated leverage ratio, a minimum liquidity ratio and in certain situations, a cross default provision. Repayment of any amounts borrowed under the new facility is guaranteed by certain of our subsidiaries. The obligations of MEMC and the guaranty obligations of the subsidiaries are secured by a pledge of the capital stock of certain domestic and foreign subsidiaries of MEMC. The other assets of MEMC are not pledged as security for the facility.

As of December 31, 2010, we did not have any outstanding borrowings under this facility and had approximately $111.6 million of outstanding third party letters of credit backed by this facility at such date. We met all covenants under this facility at December 31, 2010.

The aggregate amounts of payments on long-term debt including solar energy systems traditional and other debt financing obligations after December 31, 2010 are as follows:

	2011	2012	2013	2014	2015	Thereafter	Total
In millions

Payments on long-term debt	$14.5	$29.6	$11.5	$11.8	$12.1	$102.7	$182.2

The aggregate amounts of payments on capital leases after December 31, 2010 are as follows:

In millions

2011	$20.7

2012	17.8

2013	11.5

2014	7.1
2015	5.5

Thereafter	104.9

Total minimum lease payments	167.5

Less amounts representing interest	(38.5)

Present value of minimum lease payments	129.0

Less current portion of obligations under capital leases	(16.9)

Noncurrent portion of obligations under capital leases	$112.1

The aggregate amounts of minimum lease payments on our financing sale leaseback transactions are $311.5 million. Payments from 2011 through 2015 are as follows:

In millions	2011	2012	2013	2014	2015
Minimum lease payments	$23.3	$23.5	$22.7	$20.8	$18.9